Document and Entity Information	Oct. 13, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	Zymeworks BC Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	98-1398788
Entity Address, Address Line One	Suite 800
Entity Address, Address Line Two	114 East 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5T 1G4
City Area Code	604
Local Phone Number	678-1388
Entity Information, Former Legal or Registered Name	Zymeworks Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001403752
Amendment Flag	false
Common Shares, no par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true